Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 289	$ 168
Trade accounts and other receivables (net of allowance of $6 at December 31, 2019 and $9 at December 31, 2018)	996	992
Inventories	125	130
Other current assets and deferred charges	170	174
Total current assets	1,580	1,464
Investments	6,235	7,821
Property, plant, and equipment – net	29,200	27,504
Intangible assets – net of accumulated amortization	7,959	7,767
Regulatory assets, deferred charges, and other	1,066	746
Total assets	46,040	45,302
Current liabilities:
Accounts payable	552	662
Accrued liabilities	1,276	1,102
Long-term debt due within one year	2,140	47
Total current liabilities	3,968	1,811
Long-term debt	20,148	22,367
Deferred income tax liabilities	1,782	1,524
Regulatory liabilities, deferred income, and other	3,778	3,603
Contingent liabilities and commitments (Note 19)
Stockholders’ equity:
Preferred stock	35	35
Common stock ($1 par value; 1,470 million shares authorized at December 31, 2019 and December 31, 2018; 1,247 million shares issued at December 31, 2019 and 1,245 million shares issued at December 31, 2018)	1,247	1,245
Capital in excess of par value	24,323	24,693
Retained deficit	(11,002)	(10,002)
Accumulated other comprehensive income (loss)	(199)	(270)
Treasury stock, at cost (35 million shares of common stock)	(1,041)	(1,041)
Total stockholders’ equity	13,363	14,660
Noncontrolling interests in consolidated subsidiaries	3,001	1,337
Total equity	16,364	15,997
Total liabilities and equity	$ 46,040	$ 45,302